13. FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss	R$ 2,284,043	R$ 2,952
Other assets measured at amortized costs	6,806,001	41,528
Total assets	9,090,044	9,188,434
Fair value of liabilities through profit loss	33,348,569
Other liabilities measured at amortized costs	33,348,569	32,541,183
Total liabilities		32,541,183
Current assets
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss	4,854	2,952
Other assets measured at amortized costs	5,270,745	41,528
Total assets	5,275,599	6,391,283
Current assets | Cash and cash equivalants
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss
Other assets measured at amortized costs	2,248,004
Total assets	2,248,004	3,411,572
Current assets | Short-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss
Other assets measured at amortized costs	895,713
Total assets	895,713	735,712
Current assets | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss
Other assets measured at amortized costs	2,078,182
Total assets	2,078,182	2,197,078
Current assets | Dividends receivable
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss
Other assets measured at amortized costs	46,171	41,528
Total assets	46,171	41,528
Current assets | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss	351
Other assets measured at amortized costs
Total assets	351
Current assets | Trading securities
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss	4,503	2,952
Other assets measured at amortized costs
Total assets	4,503	2,952
Current assets | Loans - related parties
Disclosure of detailed information about financial instruments [line items]
Other assets measured at amortized costs	2,675
Total assets	2,675
Non-current assets
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss	2,279,189
Other assets measured at amortized costs	1,535,256
Total assets	3,814,445	2,797,151
Non-current assets | Loans - related parties
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss
Other assets measured at amortized costs	706,605
Total assets	706,605	554,694
Non-current assets | Short-term investments
Disclosure of detailed information about financial instruments [line items]
Other assets measured at amortized costs	7,772
Total assets	7,772
Non-current assets | Other trade receivables
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss
Other assets measured at amortized costs	820,879
Total assets	820,879	20,024
Non-current assets | Investments
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit loss	2,279,189
Other assets measured at amortized costs
Total assets	2,279,189	2,222,433
Current liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss	10,087,624
Other liabilities measured at amortized costs	10,087,624	9,523,230
Total liabilities		9,523,230
Current liabilities | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss
Other liabilities measured at amortized costs
Total liabilities
Current liabilities | Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss	5,681,797
Other liabilities measured at amortized costs	5,681,797	6,551,764
Total liabilities		6,551,764
Current liabilities | Trade payables
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss	3,473,822
Other liabilities measured at amortized costs	3,473,822	2,460,774
Total liabilities		2,460,774
Current liabilities | Dividends and JCP
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss	932,005
Other liabilities measured at amortized costs	932,005	510,692
Total liabilities		510,692
Non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss	23,260,945
Other liabilities measured at amortized costs	23,260,945	23,017,953
Total liabilities		23,017,953
Non-current liabilities | Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss	23,260,945
Other liabilities measured at amortized costs	R$ 23,260,945	23,017,953
Total liabilities		R$ 23,017,953